SHARE-BASED COMPENSATION - Stock Options, Weighted Average Assumptions (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option [Member]
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)	0.00%	1.00%			1.00%	1.00%	1.00%
Expected life of options		4 years			4 years	4 years	6 years
Expected volatility (as a percent)	0.00%	53.00%			54.00%	61.00%	62.00%
Expected dividend yield (as a percent)	0.00%	0.00%			0.00%	0.00%	0.00%
Time Based Options [Member]
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)			1.00%	1.00%
Expected life of options			4 years	4 years
Expected volatility (as a percent)			43.00%	54.00%
Expected dividend yield (as a percent)			0.00%	0.00%
Market Performance Based Options [Member]
Weighted-average assumptions used in estimating fair value
Risk-free interest rate (as a percent)			1.00%
Expected life of options			4 years
Expected volatility (as a percent)			47.00%
Expected dividend yield (as a percent)			0.00%